INTANGIBLE ASSETS AND GOODWILL - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Tactical System [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss			$ 5,371	$ 5,371
Global System [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss				52,906
Athena Technology Solutions Holdings, LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 4,122	$ 4,080	16,606	$ 18,119
Finite-Lived Intangible Asset, Expected Amortization, Year One			16,717
Finite-Lived Intangible Asset, Expected Amortization, Year Two			16,717
Finite-Lived Intangible Asset, Expected Amortization, Year Three			15,670
Finite-Lived Intangible Asset, Expected Amortization, Year Four			15,249
Finite-Lived Intangible Asset, Expected Amortization, Year Five			15,126
Finite-Lived Intangible Asset, Expected Amortization, after Year Five			32,635
Athena Technology Solutions Holdings, LLC [Member] | Global System [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss			$ 52,906